Schedule of Gross Notional Value (Details) - t	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commodity Contracts [Member] | Long-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Nonmonetary Notional Amount, Mass	5,350	22,550